Restatement of Previously Issued Financial Statements	5 Months Ended
Dec. 31, 2020
Cik 0001821171_qell acquisition corp Member
Restatement of Previously Issued Financial Statements

Note 2 — Restatement of Previously Issued Financial Statements

On May 3 2021, the Audit Committee of the Company, in consultation with management, concluded that, because of a misapplication of the accounting guidance related to its public and private placement warrants to purchase ordinary shares that the Company issued in October 2020 (the “Warrants”), the Company’s previously issued financial statements for the Affected Periods should no longer be relied upon. As such, the Company is restating its financial statements for the Affected Periods included in this Annual Report.

On April 12, 2021, the staff of the Securities and Exchange Commission (the “SEC Staff”) issued a public statement entitled “Staff Statement on Accounting and Reporting Considerations for Warrants issued by Special Purpose Acquisition Companies (“SPACs”)” (the “SEC Staff Statement”). In the SEC Staff Statement, the SEC Staff expressed its view that certain terms and conditions common to SPAC warrants may require the warrants to be classified as liabilities on the SPAC’s balance sheet as opposed to equity. Since issuance on October 2, 2020, the Company’s warrants were accounted for as equity within the Company’s previously reported balance sheets. After discussion and evaluation, including with the Company’s independent registered public accounting firm and the Company’s Audit Committee, management concluded that the warrants should be presented as liabilities with subsequent fair value remeasurement.

Historically, the Warrants were reflected as a component of equity as opposed to liabilities on the balance sheets and the statement of operations did not include the subsequent non-cash changes in estimated fair value of the Warrants, based on the application of FASB ASC Topic 815-40, Derivatives and Hedging, Contracts in Entity’s Own Equity (“ASC 815-40). The views expressed in the SEC Staff Statement were not consistent with the Company’s historical interpretation of the specific provisions within its warrant agreement and the Company’s application of ASC 815-40 to the warrant agreement. The Company reassessed its accounting for Warrants issued on October 2, 2020, in light of the SEC Staff’s published views. Based on this reassessment, management determined that the Warrants should be classified as liabilities measured at fair value upon issuance, with subsequent changes in fair value reported in the Company Statement of Operations each reporting period.

Therefore, the Company, in consultation with its Audit Committee, concluded that its previously issued Financial Statements for the period from August 7, 2020 (inception) through December 31, 2020 should be restated because of a misapplication in the guidance around accounting for certain of our outstanding warrants to purchase ordinary shares (the “Warrants”) and should no longer be relied upon.

Impact of the Restatement

The impact of the restatement on the balance sheets, statements of operations and cash flows for the Affected Periods is presented below. The restatement had no impact on net cash flows from operating, investing or financing activities.

	As of December 31, 2020
	As Previously	Restatement
	Reported	Adjustment	As Restated
Balance Sheet
Total assets	$382,118,393	$—	$382,118,393
Liabilities and Shareholders’ Equity
Total current liabilities	$213,528	$—	$213,528
Deferred underwriting commissions	13,282,500	—	13,282,500
Derivative warrant liabilities	—	61,495,200	61,495,200
Total liabilities	13,496,028	61,495,200	74,991,228
Class A ordinary shares, $0.0001 par value; shares subject to possible redemption	363,622,360	(61,495,200)	302,127,160
Shareholders’ equity
Preference shares – $0.0001 par value	—	—	—
Class A ordinary shares – $0.0001 par value	159	615	774
Class B ordinary shares – $0.0001 par value	949	—	949
Additional paid-in-capital	5,292,612	34,702,212	39,994,824
Accumulated deficit	(293,715)	(34,702,827)	(34,996,542)
Total shareholders’ equity	5,000,005	—	5,000,005
Total liabilities and shareholders’ equity	$382,118,393	$—	$382,118,393

	For The Period From August 7, 2020 (Inception) through December 31, 2020
	As Previously	Restatement
	Reported	Adjustment	As Restated
Statement of Operations and Comprehensive Loss
Loss from operations	$(373,207)	$—	$(373,207)
Other (expense) income:
Change in fair value of derivative warrant liabilities	—	(33,704,100)	(33,704,100)
Offering costs – derivative warrant liabilities	(998,727)	(998,727)
Income earned on investments in Trust Account	79,492	—	79,492
Total other (expense) income	79,492	(34,702,827)	(34,623,335)
Net loss	$(293,715)	$(34,702,827)	$(34,996,542)

Basic and Diluted weighted-average Class A ordinary shares outstanding	37,950,000	—	37,950,000
Basic and Diluted net income per Class A share	$—	—	$—
Basic and Diluted weighted-average Class B ordinary shares outstanding	9,016,071	—	9,016,071
Basic and Diluted net loss per Class B share	$(0.04)	(3.84)	$(3.88)

	For The Period From August 7, 2020 (Inception) through December 31, 2020
	As Previously	Restatement
	Reported	Adjustment	As Restated
Statement of Cash Flows
Net loss	$(293,715)	$(34,702,827)	$(34,996,542)
Adjustment to reconcile net loss to net cash used in operating activities	(377,799)	62,493,927	62,116,128
Net cash used in operating activities	(671,514)	27,791,100	27,119,586
Net cash used in investing activities	(379,500,000)	—	(379,500,000)
Net cash provided by financing activities	382,195,337	(27,791,100)	354,404,237
Net change in cash	$2,023,823	—	$2,023,823

In addition, the impact to the balance sheet dated October 2, 2020, filed on Form 8-K on October 8, 2020 related to the impact of accounting for the public and private warrants as liabilities at fair value resulted in a $27.8 million increase to the derivative warrant liabilities line item at October 2, 2020 and offsetting decrease to the Class A ordinary shares subject to possible redemption mezzanine equity line item. There is no change to total shareholders’ equity at the reported balance sheet date.

	As of October 2, 2021
	As Previously	Restatement
	Reported	Adjustment	As Restated
Balance Sheet
Total assets	$383,038,513	$—	$383,038,513
Liabilities and shareholders’ equity
Total current liabilities	$902,681	$—	$902,681
Deferred underwriting commissions	13,282,500	—	13,282,500
Derivative warrant liabilities	—	27,791,100	27,791,100
Total liabilities	14,185,181	27,791,100	41,976,281
Class A ordinary shares, $0.0001 par value; shares subject to possible redemption	363,853,330	(27,791,100)	336,062,230
Shareholders’ equity
Preference shares – $0.0001 par value	—	—	—
Class A ordinary shares – $0.0001 par value	157	278	431
Class B ordinary shares – $0.0001 par value	949	—	949
Additional paid-in-capital	5,061,644	998,449	6,060,097
Accumulated deficit	(62,748)	(998,727)	(1,061,475)
Total shareholders’ equity	5,000,002	—	5,000,002
Total liabilities and shareholders’ equity	$383,038,513	$—	$383,038,513